Document and Entity Information	May 21, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 21, 2024
Entity Registrant Name	DURECT CORP
Entity Incorporation State Country Code	DE
Entity File Number	000-31615
Entity Tax Identification Number	94-3297098
Entity Address Address Line 1	10240 Bubb Road
Entity Address City Or Town	Cupertino
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95014
City Area Code	408
Local Phone Number	777-1417
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001082038
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock $0.0001 par value per share
Trading Symbol	DRRX
Security Exchange Name	NASDAQ
Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true